UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXNSX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 90	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,273M
Total number of portfolio holdings	606
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.20%
FormFactor Inc	0.66%
Viasat Inc	0.63%
Molina Healthcare Inc	0.62%
Argan Inc	0.59%
Element Solutions Inc	0.57%
BrightSpring Health Services Inc	0.57%
MaxLinear Inc	0.57%
Krystal Biotech Inc	0.51%
ESCO Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXERX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 23	0.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,273M
Total number of portfolio holdings	606
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.20%
FormFactor Inc	0.66%
Viasat Inc	0.63%
Molina Healthcare Inc	0.62%
Argan Inc	0.59%
Element Solutions Inc	0.57%
BrightSpring Health Services Inc	0.57%
MaxLinear Inc	0.57%
Krystal Biotech Inc	0.51%
ESCO Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXISX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 62	0.56%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,273M
Total number of portfolio holdings	606
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.20%
FormFactor Inc	0.66%
Viasat Inc	0.63%
Molina Healthcare Inc	0.62%
Argan Inc	0.59%
Element Solutions Inc	0.57%
BrightSpring Health Services Inc	0.57%
MaxLinear Inc	0.57%
Krystal Biotech Inc	0.51%
ESCO Technologies Inc	0.48%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXMSX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 92	0.84%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 260M
Total number of portfolio holdings	193
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.79%
Element Solutions Inc	1.37%
MACOM Technology Solutions Holdings Inc	1.33%
Mercury Systems Inc	1.33%
SPX Technologies Inc	1.32%
MYR Group Inc	1.30%
Legence Corp Class A	1.29%
TechnipFMC PLC	1.28%
Advanced Energy Industries Inc	1.26%
JFrog Ltd	1.22%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMTX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 131	1.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 260M
Total number of portfolio holdings	193
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.79%
Element Solutions Inc	1.37%
MACOM Technology Solutions Holdings Inc	1.33%
Mercury Systems Inc	1.33%
SPX Technologies Inc	1.32%
MYR Group Inc	1.30%
Legence Corp Class A	1.29%
TechnipFMC PLC	1.28%
Advanced Energy Industries Inc	1.26%
JFrog Ltd	1.22%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTFX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 82	0.74%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 639M
Total number of portfolio holdings	425
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.22%
Moog Inc Class A	1.74%
Garrett Motion Inc	1.73%
Bel Fuse Inc Class B	1.33%
Kodiak Gas Services Inc	1.25%
Popular Inc	1.21%
TD SYNNEX Corp	1.20%
Ultra Clean Holdings Inc	1.12%
Ameris Bancorp	1.08%
Concentra Group Holdings Parent Inc	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLSX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 121	1.09%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 639M
Total number of portfolio holdings	425
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.22%
Moog Inc Class A	1.74%
Garrett Motion Inc	1.73%
Bel Fuse Inc Class B	1.33%
Kodiak Gas Services Inc	1.25%
Popular Inc	1.21%
TD SYNNEX Corp	1.20%
Ultra Clean Holdings Inc	1.12%
Ameris Bancorp	1.08%
Concentra Group Holdings Parent Inc	1.06%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.01%
33,899	Arcosa Inc	$ 4,925,186
22,337	Balchem Corp	3,773,836
75,897	Celanese Corp	3,491,262
39,751	Century Aluminum Co(a)	1,828,944
102,572	Chemours Co	2,104,777
79,171	Eastman Chemical Co	5,302,874
157,998	Element Solutions Inc	7,544,404
87,862	FMC Corp	1,010,413
13,998	Hawkins Inc	1,989,116
37,856	HB Fuller Co	2,206,626
23,981	Ingevity Corp(a)	1,790,661
16,288	Innospec Inc	1,325,680
11,330	Kaiser Aluminum Corp	2,216,488
13,527	Koppers Holdings Inc	607,362
20,647	Minerals Technologies Inc	1,527,259
9,538	Quaker Chemical Corp	1,515,302
11,047	Rogers Corp(a)	1,808,725
28,745	Sensient Technologies Corp	3,543,971
14,615	Stepan Co	814,348
23,242	Sylvamo Corp	878,548
7,376	United States Lime & Minerals Inc	772,046
		50,977,828
Communications — 5.11%
49,444	A10 Networks Inc	1,847,228
39,720	Calix Inc(a)	1,482,350
50,705	Cargurus Inc(a)	1,728,534
34,765	Cogent Communications Holdings Inc(b)	482,538
18,228	ePlus Inc	1,517,116
64,573	Etsy Inc(a)	4,864,284
89,840	Extreme Networks Inc(a)	2,908,121
71,077	Harmonic Inc(a)	1,160,687
13,072	HealthStream Inc	356,212
73,666	Iridium Communications Inc	4,040,580
16,296	Liquidity Services Inc(a)	637,500
658,003	Lumen Technologies Inc(a)	5,053,463
264,635	Lyft Inc Class A(a)	3,866,317
158,960	Match Group Inc	6,048,428
43,272	People Inc(a)	1,997,436
43,459	Q2 Holdings Inc(a)	2,090,378
40,272	QuinStreet Inc(a)	589,985
11,208	Scholastic Corp	515,568
34,022	Shenandoah Telecommunications Co	513,052
18,604	Sphere Entertainment Co(a)	3,219,050
67,344	Sprinklr Inc Class A(a)	347,495
67,411	Telephone & Data Systems Inc	2,494,881
78,045	TripAdvisor Inc(a)	1,069,997
125,466	Uniti Group Inc(a)	1,439,095
88,770	Upwork Inc(a)	742,117
97,337	Versant Media Group Inc	3,505,105
92,690	Viasat Inc(a)	8,324,489
35,747	Yelp Inc(a)	876,516
Shares		Fair Value
Communications — (continued)
25,005	Ziff Davis Inc(a)	$ 1,309,512
		65,028,034
Consumer, Cyclical — 14.43%
44,025	Academy Sports & Outdoors Inc	2,074,898
18,476	Acushnet Holdings Corp	2,189,960
55,208	Adient PLC(a)	1,014,723
41,846	Advance Auto Parts Inc(b)	2,603,658
15,365	Allegiant Travel Co(a)	1,806,924
105,281	American Eagle Outfitters Inc	1,810,833
12,701	Asbury Automotive Group Inc(a)	2,553,917
14,484	BJ's Restaurants Inc(a)	879,686
20,987	Boot Barn Holdings Inc(a)	3,447,534
29,288	Brinker International Inc(a)	4,920,384
21,175	Buckle Inc	893,585
140,559	Caesars Entertainment Inc(a)	4,242,071
91,523	Callaway Golf Co(a)	1,719,717
98,335	CarMax Inc(a)	5,200,938
24,894	Carter's Inc	1,024,637
5,341	Cavco Industries Inc(a)	3,281,404
5,619	Central Garden & Pet Co(a)	249,146
35,828	Central Garden & Pet Co Class A(a)	1,389,052
17,918	Century Communities Inc	1,284,004
37,313	Champion Homes Inc(a)	3,288,022
30,999	Cheesecake Factory Inc	2,465,661
69,532	Cinemark Holdings Inc	2,206,250
16,174	Cracker Barrel Old Country Store Inc(b)	862,074
74,489	Dana Inc	2,026,846
164,556	Dauch Corp(a)	891,894
18,951	Dorman Products Inc(a)	2,585,864
21,858	Dream Finders Homes Inc Class A(a)(b)	377,269
30,562	Fox Factory Holding Corp(a)	517,873
32,973	Freshpet Inc(a)	1,949,364
26,217	G-III Apparel Group Ltd	883,775
22,187	Gentherm Inc(a)	756,799
20,030	Green Brick Partners Inc(a)	1,603,201
8,094	Group 1 Automotive Inc	2,356,730
48,902	HNI Corp	1,976,130
15,397	Installed Building Products Inc	3,538,846
40,908	Interface Inc	1,466,143
208,527	JetBlue Airways Corp(a)	1,194,860
77,485	Kohl's Corp	1,373,034
35,051	Kontoor Brands Inc	2,921,150
29,125	La-Z-Boy Inc	1,168,495
15,920	LCI Industries	1,685,610
95,268	Leggett & Platt Inc	1,115,588
14,761	LGI Homes Inc(a)	939,980
104,182	Life Time Group Holdings Inc(a)	4,254,793
172,630	LKQ Corp	4,545,348
17,831	M/I Homes Inc(a)	2,867,047
12,472	Madison Square Garden Sports Corp(a)	5,011,748

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
13,850	MarineMax Inc(a)	$ 507,187
18,650	Marriott Vacations Worldwide Corp	1,900,062
45,394	Meritage Homes Corp	3,806,287
48,474	MillerKnoll Inc	991,778
8,465	Monarch Casino & Resort Inc	1,114,079
55,937	National Vision Holdings Inc(a)	1,063,362
292,318	Newell Brands Inc	1,794,833
68,052	OneSpaWorld Holdings Ltd	1,921,788
73,015	OPENLANE Inc(a)	3,011,139
23,156	Papa John's International Inc(b)	851,446
22,623	Patrick Industries Inc	2,031,093
7,747	PC Connection Inc	565,454
289,842	Peloton Interactive Inc Class A(a)	1,712,966
89,200	Penn Entertainment Inc(a)	1,905,312
25,364	Phinia Inc	2,089,233
21,919	Pool Corp	4,710,393
17,382	PriceSmart Inc	3,395,400
14,517	Pursuit Attractions & Hospitality Inc(a)	812,517
32,409	Red Rock Resorts Inc Class A	2,108,529
97,183	Resideo Technologies Inc(a)	3,022,391
42,494	Rush Enterprises Inc Class A	3,101,425
72,169	Rush Street Interactive Inc(a)	2,146,306
291,047	Sabre Corp(a)	608,288
68,581	Sally Beauty Holdings Inc(a)	969,735
13,930	ScanSource Inc(a)	725,614
28,644	Shake Shack Inc Class A(a)	1,604,637
27,368	Signet Jewelers Ltd	2,359,122
71,422	Six Flags Entertainment Corp(a)	1,521,289
26,727	SkyWest Inc(a)	2,654,793
8,967	Sonic Automotive Inc Class A	760,312
84,148	Sonos Inc(a)	1,138,522
14,989	Standard Motor Products Inc	584,121
48,538	Steven Madden Ltd	2,043,450
136,986	Under Armour Inc Class A(a)	875,341
82,938	Under Armour Inc Class C(a)(b)	515,874
10,193	UniFirst Corp	2,695,641
16,523	United Parks & Resorts Inc(a)(b)	788,808
35,987	Urban Outfitters Inc(a)	2,550,039
49,744	Versigent PLC(a)	2,089,745
54,565	Victoria's Secret & Co(a)	4,555,086
19,326	VSE Corp	4,415,991
70,166	Warby Parker Inc Class A(a)	2,128,836
109,686	Wendy's Co(b)	909,297
2,056	Winmark Corp(b)	869,852
19,401	Winnebago Industries Inc	606,087
57,103	Wolverine World Wide Inc	943,913
17,850	XPEL Inc(a)	885,360
		183,780,198
Shares		Fair Value
Consumer, Non-Cyclical — 19.13%
39,196	ABM Industries Inc	$ 1,734,031
60,957	Acadia Healthcare Co Inc(a)	1,800,060
88,571	ACADIA Pharmaceuticals Inc(a)	2,240,846
75,064	AdaptHealth Corp(a)	782,167
12,738	Addus HomeCare Corp(a)	1,279,787
156,197	ADMA Biologics Inc(a)	1,307,369
389,420	ADT Inc	2,531,230
32,635	Alarm.com Holdings Inc(a)	1,524,707
114,741	Alignment Healthcare Inc(a)	2,731,983
114,057	Alkermes PLC(a)	5,976,016
27,814	AMN Healthcare Services Inc(a)	900,339
120,458	Amneal Pharmaceuticals Inc(a)	2,085,128
23,283	Amphastar Pharmaceuticals Inc(a)	469,851
23,684	Andersons Inc	1,619,986
12,737	ANI Pharmaceuticals Inc(a)	1,054,369
60,027	Arcus Biosciences Inc(a)	1,850,632
74,171	Arlo Technologies Inc(a)	999,825
29,336	Artivion Inc(a)	659,180
29,933	Astrana Health Inc(a)	1,389,191
31,437	Avanos Medical Inc(a)	782,153
25,885	Azenta Inc(a)(b)	660,585
26,818	BioLife Solutions Inc(a)	757,340
36,712	Bright Horizons Family Solutions Inc(a)	2,602,146
108,067	BrightSpring Health Services Inc(a)	7,536,593
29,821	Cal-Maine Foods Inc	2,402,380
134,570	Campbell's Co(b)	2,996,874
79,051	Catalyst Pharmaceuticals Inc(a)	2,484,573
81,517	Certara Inc(a)	533,936
24,441	Chefs' Warehouse Inc(a)	2,348,780
21,864	Collegium Pharmaceutical Inc(a)	791,477
332,756	Conagra Brands Inc	4,478,896
80,040	Concentra Group Holdings Parent Inc	2,381,190
21,116	CONMED Corp	691,127
65,105	Corcept Therapeutics Inc(a)	5,660,880
67,282	CoreCivic Inc(a)	2,044,027
21,859	CorVel Corp(a)	1,366,625
249,655	Coty Inc Class A(a)	539,255
23,272	Covista Inc(a)	2,901,087
23,946	Del Monte Corp	668,333
30,700	Deluxe Corp	733,116
29,574	Edgewell Personal Care Co	794,358
39,536	Enovis Corp(a)	818,395
40,492	EVERTEC Inc	1,124,868
56,233	First Advantage Corp(a)	1,015,006
149,794	Flowers Foods Inc	1,183,373
64,881	Fortrea Holdings Inc(a)	1,128,929
91,248	GEO Group Inc(a)	2,696,378
40,476	Glaukos Corp(a)	5,656,926
65,705	Grocery Outlet Holding Corp(a)	655,736

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,131	Harmony Biosciences Holdings Inc(a)	$ 987,840
49,060	Healthcare Services Group Inc(a)	1,204,914
89,885	Hertz Global Holdings Inc(a)(b)	203,590
17,531	ICU Medical Inc(a)	2,570,045
82,906	Indivior Pharmaceuticals Inc(a)	3,401,633
49,893	Innoviva Inc(a)	1,133,070
26,214	Insperity Inc	1,082,900
18,551	Inspire Medical Systems Inc(a)	827,560
23,338	Integer Holdings Corp(a)	2,180,936
46,213	Integra LifeSciences Holdings Corp(a)	829,985
12,856	Interparfums Inc	1,438,072
10,495	J & J Snack Foods Corp	770,858
6,474	John B Sanfilippo & Son Inc	556,699
25,978	John Wiley & Sons Inc Class A	1,260,193
35,870	Korn Ferry	2,388,225
18,130	Krystal Biotech Inc(a)	6,738,377
94,734	Lamb Weston Holdings Inc	4,090,614
88,679	Laureate Education Inc(a)	3,220,821
76,407	Legalzoom.com Inc(a)	468,375
14,759	LeMaitre Vascular Inc	1,416,274
161,691	LifeStance Health Group Inc(a)	1,731,711
13,857	Ligand Pharmaceuticals Inc(a)	4,380,059
48,934	Liquidia Corp(a)(b)	3,901,508
32,414	ManpowerGroup Inc	1,094,621
24,619	MarketAxess Holdings Inc	2,794,010
22,715	Matthews International Corp Class A	611,488
41,614	Merit Medical Systems Inc(a)	2,885,515
35,845	Molina Healthcare Inc(a)	8,197,751
17,004	National Beverage Corp(a)	530,525
8,770	National HealthCare Corp	1,853,627
151,562	Neogen Corp(a)	1,362,542
84,845	NeoGenomics Inc(a)	1,237,889
31,696	Omnicell Inc(a)	1,316,018
182,082	Organon & Co	2,465,390
28,833	Pacira BioSciences Inc(a)	731,493
185,670	Payoneer Global Inc(a)	1,321,970
56,045	Pediatrix Medical Group Inc(a)	1,419,620
38,483	Perdoceo Education Corp	1,231,456
95,777	Perrigo Co PLC	995,123
14,920	Phibro Animal Health Corp Class A	468,488
31,040	Prestige Consumer Healthcare Inc(a)	1,467,261
82,370	Privia Health Group Inc(a)	2,119,380
26,476	PROG Holdings Inc	1,234,046
50,352	Progyny Inc(a)	1,451,648
41,102	Protagonist Therapeutics Inc(a)	5,038,283
56,409	PTC Therapeutics Inc(a)	4,601,282
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,262	Quanex Building Products Corp	$ 600,718
50,035	QuidelOrtho Corp(a)(b)	876,363
48,836	RadNet Inc(a)	3,011,716
117,175	Remitly Global Inc(a)	2,625,892
37,611	Reynolds Consumer Products Inc	1,009,855
70,195	Robert Half Inc	2,154,987
74,235	Sarepta Therapeutics Inc(a)	1,334,003
78,481	Select Medical Holdings Corp	1,295,721
11,295	Sezzle Inc(a)	1,938,561
61,570	Simply Good Foods Co(a)	817,650
35,308	STAAR Surgical Co(a)	1,012,987
14,736	Strategic Education Inc	1,129,072
28,002	Stride Inc(a)	2,414,893
40,755	Supernus Pharmaceuticals Inc(a)	1,895,515
47,468	Tandem Diabetes Care Inc(a)	716,292
30,438	Teleflex Inc	3,858,321
89,586	TG Therapeutics Inc(a)	4,921,855
14,571	Tootsie Roll Industries Inc	576,283
24,365	TransMedics Group Inc(a)	1,618,323
5,366	UFP Technologies Inc(a)	1,422,688
40,602	United Natural Foods Inc(a)	1,854,293
17,490	Universal Corp	912,453
35,821	Universal Technical Institute Inc(a)	1,532,064
38,186	Upbound Group Inc	810,307
10,506	US Physical Therapy Inc	721,552
55,610	Veracyte Inc(a)	3,265,975
35,613	Vericel Corp(a)	1,584,422
113,578	Verra Mobility Corp(a)	482,706
78,182	Vestis Corp(a)	1,135,203
78,864	Vir Biotechnology Inc(a)	803,624
30,842	Vita Coco Co Inc(a)	2,039,890
9,123	WD-40 Co	2,222,728
123,657	WillScot Holdings Corp	3,568,741
52,277	Xencor Inc(a)	841,660
		243,593,037
Energy — 5.56%
7,308	Alpha Metallurgical Resources Inc(a)	1,205,382
121,662	Archrock Inc	4,952,860
53,002	Atlas Energy Solutions Inc(b)	880,363
17,619	Bristow Group Inc	728,017
53,039	California Resources Corp	2,804,172
56,154	Comstock Resources Inc(a)	837,818
31,380	Core Laboratories Inc	365,577
34,625	Core Natural Resources Inc	2,770,692
171,596	Crescent Energy Co Class A	1,685,073
20,645	CVR Energy Inc	568,563
123,990	DNOW Inc(a)	1,608,150
91,110	Enphase Energy Inc(a)	4,486,257
10,030	Gulfport Energy Corp(a)	1,702,091
97,330	Helix Energy Solutions Group Inc(a)	850,664

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
67,445	Helmerich & Payne Inc	$ 2,208,149
26,113	Innovex International Inc(a)	647,602
36,196	Kinetik Holdings Inc	1,749,715
66,455	Kodiak Gas Services Inc	4,992,764
114,403	Liberty Energy Inc	2,996,215
127,754	Magnolia Oil & Gas Corp Class A	3,267,947
86,979	Noble Corp PLC	3,244,317
72,742	Northern Oil & Gas Inc	1,320,267
68,581	Oceaneering International Inc(a)	2,778,902
35,427	Par Pacific Holdings Inc(a)	1,986,746
230,481	Patterson-UTI Energy Inc	2,115,816
84,891	Peabody Energy Corp	1,962,680
19,900	REX American Resources Corp(a)	898,485
66,279	RPC Inc	386,407
158,863	SM Energy Co	4,146,324
41,145	SolarEdge Technologies Inc(a)	2,404,514
159,005	Sunrun Inc(a)	2,127,487
87,797	Talos Energy Inc(a)	1,133,459
31,442	Tidewater Inc(a)	2,094,980
35,510	Warrior Met Coal Inc	2,881,992
		70,790,447
Financial — 24.10%
94,526	Acadia Realty Trust REIT	1,976,539
18,591	Acadian Asset Management Inc	1,329,628
57,253	Adamas Trust Inc REIT	537,033
68,199	AGNT Inc	368,957
32,179	American Assets Trust Inc REIT	794,500
43,756	Ameris Bancorp	3,949,417
13,228	AMERISAFE Inc	447,503
149,139	Apple Hospitality Inc REIT	2,507,027
136,655	Arbor Realty Trust Inc REIT(b)	740,670
86,161	ARMOUR Residential Inc REIT(b)	1,503,509
50,346	Artisan Partners Asset Management Inc Class A	1,738,447
28,740	Assured Guaranty Ltd	2,303,798
97,949	Atlantic Union Bankshares Corp	4,144,222
38,586	Axos Financial Inc(a)	3,757,891
91,176	Banc of California Inc	1,862,726
14,794	BancFirst Corp	1,644,057
29,477	Bancorp Inc(a)	1,846,439
26,667	Bank of Hawaii Corp	2,173,094
49,389	BankUnited Inc	2,392,897
23,719	Banner Corp	1,575,890
58,655	Beacon Financial Corp	1,786,045
257,025	BGC Group Inc Class A	2,747,597
104,012	Blackstone Mortgage Trust Inc Class A REIT	1,763,003
28,185	Bread Financial Holdings Inc	3,053,845
Shares		Fair Value
Financial — (continued)
133,144	Broadstone Net Lease Inc REIT	$ 2,752,086
81,222	Capitol Federal Financial Inc	691,199
46,150	Cathay General Bancorp	2,860,839
11,512	Centerspace REIT	646,858
18,426	Central Pacific Financial Corp	703,873
9,255	City Holding Co	1,227,583
179,683	Cleanspark Inc(a)(b)	2,614,388
19,232	Cohen & Steers Inc	1,464,324
36,017	Community Financial System Inc	2,417,461
4,096	Credit Acceptance Corp(a)(b)	2,608,087
64,961	Curbline Properties Corp REIT	1,974,814
161,489	Cushman & Wakefield Ltd(a)	2,162,338
21,049	Customers Bancorp Inc(a)	1,664,976
117,181	CVB Financial Corp	2,642,432
7,217	Dave Inc(a)	2,688,982
143,370	DiamondRock Hospitality Co REIT	1,746,247
29,082	Dime Commercial Bancshares Inc	1,182,183
117,789	Douglas Emmett Inc REIT(b)	1,389,910
18,675	Eagle Bancorp Inc	530,183
31,780	Easterly Government Properties Inc REIT	792,275
143,762	Eastern Bankshares Inc(b)	3,197,267
87,730	Ellington Financial Inc REIT	1,194,005
12,655	Employers Holdings Inc	638,824
19,992	Enact Holdings Inc	913,834
14,010	Encore Capital Group Inc(a)	1,306,993
17,325	Enova International Inc(a)	4,170,647
147,515	Essential Properties Realty Trust Inc REIT	4,403,323
40,819	EZCORP Inc Class A(a)	1,411,113
26,747	F&G Annuities & Life Inc	711,203
28,437	FB Financial Corp	1,573,988
133,990	First BanCorp	4,533,171
72,076	First Commonwealth Financial Corp	1,465,305
72,451	First Financial Bancorp	2,451,017
81,502	First Hawaiian Inc	2,388,009
58,397	First Interstate BancSystem Inc Class A	2,251,788
74,450	Four Corners Property Trust Inc REIT	1,827,748
55,347	Franklin BSP Realty Trust Inc REIT(b)	450,525
129,624	Fulton Financial Corp	3,135,605
266,664	Genworth Financial Inc(a)	2,525,308
38,819	Getty Realty Corp REIT	1,295,002
126,572	Global Net Lease Inc REIT	1,131,554
17,426	Goosehead Insurance Inc Class A(a)	845,161
88,240	HA Sustainable Infrastructure Capital Inc	3,445,772
20,074	Hanmi Financial Corp	650,398
7,489	HCI Group Inc	1,312,447
29,394	Heritage Financial Corp	870,650

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
77,406	Highwoods Properties Inc REIT	$ 2,334,565
29,185	Hilltop Holdings Inc	1,131,794
90,033	Hope Bancorp Inc	1,231,651
28,699	Horace Mann Educators Corp	1,482,303
33,212	Independent Bank Corp	2,780,509
19,907	Innovative Industrial Properties Inc REIT	1,233,836
54,346	InvenTrust Properties Corp REIT	1,923,848
47,769	Jackson Financial Inc Class A	4,891,068
41,130	JBG SMITH Properties REIT	603,377
42,473	Kemper Corp	1,145,072
18,028	Lakeland Financial Corp	1,112,688
77,899	Lazard Inc	3,267,084
117,398	Lincoln National Corp	4,150,019
36,738	LTC Properties Inc REIT	1,412,576
41,636	LXP Industrial Trust REIT	2,243,348
193,056	Macerich Co REIT	4,863,081
265,190	MARA Holdings Inc(a)	3,683,489
16,017	Marcus & Millichap Inc	499,250
324,001	Medical Properties Trust Inc REIT(b)	1,496,885
20,676	Merchants Bancorp(b)	1,033,800
18,591	Mercury General Corp	1,982,172
107,897	Millrose Properties Inc REIT	3,242,305
52,023	Moelis & Co Class A	3,403,345
30,085	National Bank Holdings Corp Class A	1,336,677
33,655	National Health Investors Inc REIT	2,566,530
48,605	Navient Corp	413,629
34,739	NBT Bancorp Inc	1,715,064
67,437	NETSTREIT Corp REIT(b)	1,424,944
14,840	NexPoint Residential Trust Inc REIT	414,333
13,694	Nicolet Bankshares Inc(b)	2,264,851
50,839	NMI Holdings Inc(a)	2,088,975
103,712	Northwest Bancshares Inc	1,572,274
28,051	OFG Bancorp	1,376,463
106,799	Outfront Media Inc REIT	3,498,735
18,033	Palomar Holdings Inc(a)	2,279,191
11,256	Park National Corp	2,059,735
14,140	Pathward Financial Inc	1,231,028
78,541	Pebblebrook Hotel Trust REIT	1,524,481
60,593	PennyMac Mortgage Investment Trust REIT	683,489
85,779	Phillips Edison & Co Inc REIT	3,570,122
46,088	Piper Sandler Cos	3,334,006
17,965	PJT Partners Inc Class A	2,711,637
7,293	Preferred Bank	774,954
87,367	Provident Financial Services Inc	2,065,356
92,937	Radian Group Inc	3,500,937
91,100	Redwood Trust Inc REIT	431,814
62,242	Renasant Corp	2,647,775
Shares		Fair Value
Financial — (continued)
378,886	Rithm Capital Corp REIT	$ 3,557,739
43,318	Ryman Hospitality Properties Inc REIT	5,568,529
23,537	S&T Bancorp Inc	1,155,196
27,918	Safehold Inc REIT	438,313
10,249	Safety Insurance Group Inc	767,240
8,229	Saul Centers Inc REIT	307,682
65,062	Seacoast Banking Corp of Florida	2,163,312
33,819	ServisFirst Bancshares Inc	2,933,798
98,442	Simmons First National Corp Class A	2,229,711
74,057	SiriusPoint Ltd(a)	1,777,368
48,367	SL Green Realty Corp REIT	2,503,960
19,470	Southside Bancshares Inc	685,149
26,488	St Joe Co	1,658,943
30,379	Stellar Bancorp Inc	1,194,502
50,405	StepStone Group Inc Class A	2,084,751
20,265	Stewart Information Services Corp	1,337,895
48,642	StoneX Group Inc(a)	5,764,077
133,208	Sunstone Hotel Investors Inc REIT	1,525,232
79,317	Tanger Inc REIT	3,130,642
72,348	Terreno Realty Corp REIT	4,685,980
8,878	Tompkins Financial Corp	839,149
15,015	Triumph Financial Inc(a)	1,145,795
23,462	Trupanion Inc(a)	581,154
10,786	TrustCo Bank Corp	592,259
39,004	Trustmark Corp	1,794,574
73,036	Two Harbors Investment Corp REIT	906,377
81,608	United Community Banks Inc	2,863,625
15,232	United Fire Group Inc	798,766
84,026	Urban Edge Properties REIT	1,922,515
32,182	Victory Capital Holdings Inc Class A(b)	2,705,219
55,876	Virtu Financial Inc Class A	3,328,533
4,553	Virtus Investment Partners Inc	653,356
49,526	WaFd Inc	1,900,313
24,068	Walker & Dunlop Inc	1,316,520
64,882	Wesbanco Inc	2,532,344
15,424	Westamerica BanCorp	904,926
209,089	Western Union Co(b)	1,609,985
31,707	Whitestone REIT	601,165
87,343	WisdomTree Inc	1,479,590
1,872	World Acceptance Corp(a)	419,010
35,899	WSFS Financial Corp	2,754,530
66,056	Xenia Hotels & Resorts Inc REIT	1,344,900
		306,906,118
Industrial — 16.08%
26,907	AAR Corp(a)	3,845,817
7,444	Alamo Group Inc	1,224,464
20,080	Albany International Corp Class A	1,495,960

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,456	Apogee Enterprises Inc	$ 661,217
14,840	ArcBest Corp	2,130,134
9,663	Argan Inc	7,716,389
29,229	Armstrong World Industries Inc	4,688,916
16,075	Astec Industries Inc	983,629
55,346	Atmus Filtration Technologies Inc	2,822,093
20,223	AZZ Inc	3,135,576
19,855	Badger Meter Inc(b)	2,946,085
24,203	Benchmark Electronics Inc	2,388,110
24,457	Boise Cascade Co	1,898,597
29,900	Brady Corp Class A	2,737,943
47,388	Cactus Inc Class A	2,427,687
42,744	Casella Waste Systems Inc Class A(a)	4,144,886
11,216	CSW Industrials Inc	3,121,413
18,983	CTS Corp	1,237,502
25,386	Dorian LPG Ltd	882,925
8,912	DXP Enterprises Inc(a)	1,503,811
42,116	Energizer Holdings Inc	902,967
33,602	Enerpac Tool Group Corp	1,204,968
14,579	Enpro Inc	5,495,263
17,860	ESCO Technologies Inc	6,251,714
35,413	Everus Construction Group Inc(a)	5,876,787
42,123	Federal Signal Corp	5,412,384
25,716	Franklin Electric Co Inc	2,756,498
48,676	Frontdoor Inc(a)	3,776,771
173,795	Gates Industrial Corp PLC(a)	4,861,046
20,651	Gibraltar Industries Inc(a)	931,360
29,932	Granite Construction Inc(b)	4,731,651
21,751	Greenbrier Cos Inc	1,066,017
26,840	Griffon Corp	2,617,705
133,701	Hayward Holdings Inc(a)	2,314,364
30,807	Heartland Express Inc	468,883
42,149	Hub Group Inc Class A	1,845,705
24,251	Ichor Holdings Ltd(a)	2,722,902
27,212	International Seaways Inc	2,084,167
30,591	Itron Inc(a)	2,647,039
36,179	JBT Marel Corp	5,245,955
8,263	Kadant Inc	2,596,483
50,471	Kennametal Inc	1,769,009
57,115	Knowles Corp(a)	2,369,130
7,162	Lindsay Corp	886,656
39,449	Marten Transport Ltd	684,440
135,174	Masterbrand Inc(a)	1,390,940
14,501	Materion Corp	4,312,452
21,023	Matson Inc	4,041,251
36,097	Mercury Systems Inc(a)	4,415,746
25,304	Metallus Inc(a)	472,932
165,696	Mirion Technologies Inc(a)	2,970,929
34,932	Mohawk Industries Inc(a)	4,238,300
105,589	Mueller Water Products Inc Class A	2,727,364
10,800	MYR Group Inc(a)	5,404,320
25,007	Napco Security Technologies Inc	949,766
Shares		Fair Value
Industrial — (continued)
3,954	National Presto Industries Inc	$ 494,210
110,176	O-I Glass Inc(a)	1,060,995
10,856	OSI Systems Inc(a)	2,374,207
18,207	Plexus Corp(a)	5,474,299
19,556	Powell Industries Inc	5,600,056
36,590	Primoris Services Corp	3,626,801
16,541	Proto Labs Inc(a)	1,348,257
76,413	Ralliant Corp	5,626,289
113,117	RXO Inc(a)	3,120,898
32,424	Schneider National Inc Class B	1,184,449
8,287	Standex International Corp	2,964,011
11,221	Tennant Co	982,286
53,218	Trinity Industries Inc	1,840,278
85,194	Vishay Intertechnology Inc(b)	4,581,733
40,685	Werner Enterprises Inc	1,774,273
35,454	World Kinect Corp	1,167,855
21,774	Worthington Enterprises Inc	1,170,570
22,814	Worthington Steel Inc	766,094
101,879	Zurn Elkay Water Solutions Corp	5,147,946
		204,742,525
Technology — 9.15%
69,836	ACI Worldwide Inc(a)	3,512,053
39,613	ACM Research Inc Class A(a)	5,026,493
74,164	Adeia Inc	2,442,220
17,940	Agilysys Inc(a)	1,874,730
17,749	Alpha & Omega Semiconductor Ltd(a)	840,060
105,515	Amentum Holdings Inc(a)	2,180,995
20,983	Axcelis Technologies Inc(a)	3,975,229
24,532	Blackbaud Inc(a)	726,638
35,116	BlackLine Inc(a)	985,706
95,851	Box Inc Class A(a)	2,543,886
62,406	Clear Secure Inc Class A	3,477,886
32,744	Cohu Inc(a)	2,420,109
30,229	Concentrix Corp	677,281
31,731	Corsair Gaming Inc(a)	306,839
23,140	Diebold Nixdorf Inc(a)	1,967,363
26,398	Digi International Inc(a)	1,978,530
31,654	Diodes Inc(a)	3,464,214
18,568	Donnelley Financial Solutions Inc(a)	778,928
81,985	DoubleVerify Holdings Inc(a)	888,717
108,536	DXC Technology Co(a)	960,544
36,389	EPAM Systems Inc(a)	2,887,467
25,068	Everforth Inc(a)	447,965
54,055	FormFactor Inc(a)	8,645,016
18,808	Impinj Inc(a)	2,693,870
21,052	Insight Enterprises Inc(a)	2,564,134
35,802	Kulicke & Soffa Industries Inc	4,788,876
56,382	Life360 Inc(a)(b)	3,121,308
43,690	LiveRamp Holdings Inc(a)	1,644,492
58,487	MaxLinear Inc(a)	7,488,091
55,749	N-able Inc(a)	204,599
49,729	NCR Atleos Corp(a)	2,158,736

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
95,328	NCR Voyix Corp(a)	$ 778,830
45,142	NetScout Systems Inc(a)	1,965,934
28,955	Paycom Software Inc	3,639,064
25,999	PDF Solutions Inc(a)	1,840,469
31,844	Penguin Solutions Inc(a)	2,420,462
41,793	Photronics Inc(a)	1,359,526
86,231	Pitney Bowes Inc	1,510,767
37,593	Power Integrations Inc	3,148,790
30,003	Progress Software Corp(a)	1,007,501
55,590	Qorvo Inc(a)	5,184,879
49,529	RingCentral Inc Class A	1,930,640
35,085	Schrodinger Inc(a)	570,131
25,274	SPS Commerce Inc(a)	1,444,915
66,022	Teradata Corp(a)	2,287,662
31,254	Ultra Clean Holdings Inc(a)	4,456,508
42,555	Veeco Instruments Inc(a)	3,225,669
75,295	Waystar Holding Corp(a)	1,545,806
191,596	ZoomInfo Technologies Inc(a)	561,376
		116,551,904
Utilities — 1.98%
27,636	American States Water Co	2,283,563
56,603	Avista Corp	2,315,629
40,366	California Water Service Group	1,963,806
16,845	Chesapeake Utilities Corp	2,063,176
83,937	Clearway Energy Inc Class C	2,868,967
26,265	H2O America(b)	1,596,124
122,162	Hawaiian Electric Industries Inc(a)	1,652,852
140,673	MDU Resources Group Inc	2,983,674
26,086	MGE Energy Inc	2,127,052
12,318	Middlesex Water Co	691,779
29,459	Northwest Natural Holding Co	1,445,258
28,702	Otter Tail Corp	2,582,606
12,509	Unitil Corp	659,099
		25,233,585
TOTAL COMMON STOCK — 99.55% (Cost $1,008,096,040)		$1,267,603,676
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
42,101,570	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 42,101,570
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.31% (Cost $42,101,570)		$42,101,570
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.36%
$ 4,631,500	U.S. Treasury Bills(e) 3.66%, 09/01/2026	4,602,514
TOTAL SHORT TERM INVESTMENTS — 0.36% (Cost $4,602,514)		$4,602,514
TOTAL INVESTMENTS — 103.22% (Cost $1,054,800,124)		$1,314,307,760
OTHER ASSETS & LIABILITIES, NET — (3.22)%		$(40,978,525)
TOTAL NET ASSETS — 100.00%		$1,273,329,235

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Index Futures	58	USD	8,832	Sep 2026	$334,954
				Net Appreciation	$334,954
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.00%
75,603	Element Solutions Inc	$ 3,610,043
6,931	Steel Dynamics Inc	1,590,387
		5,200,430
Communications — 3.85%
18,078	Applied Digital Corp(a)	674,310
11,948	BlackSky Technology Inc(a)	333,588
68,409	Extreme Networks Inc(a)	2,214,399
18,265	Gilat Satellite Networks Ltd(a)	243,107
29,416	Pattern Group Inc Class A(a)	740,989
29,143	Q2 Holdings Inc(a)	1,401,778
43,073	Sirius XM Holdings Inc	1,272,377
3,883	Sphere Entertainment Co(a)(b)	671,876
51,559	Viavi Solutions Inc(a)	2,461,942
		10,014,366
Consumer, Cyclical — 8.92%
12,464	Boot Barn Holdings Inc(a)	2,047,461
6,469	Burlington Stores Inc(a)	2,049,379
26,136	Champion Homes Inc(a)	2,303,104
11,030	FirstCash Holdings Inc	2,386,010
13,166	IMAX Corp(a)	524,797
48,007	Life Time Group Holdings Inc(a)	1,960,606
23,822	Lindblad Expeditions Holdings Inc(a)	672,733
75,211	Lionsgate Studios Corp(a)	1,151,480
21,544	Ollie's Bargain Outlet Holdings Inc(a)	1,656,303
49,742	On Holding AG Class A(a)	1,761,862
21,020	Patrick Industries Inc	1,887,176
9,872	RB Global Inc	1,149,594
14,960	Signet Jewelers Ltd	1,289,552
1,944	VSE Corp	444,204
8,714	Warby Parker Inc Class A(a)(b)	264,383
33,762	YETI Holdings Inc(a)	1,673,245
		23,221,889
Consumer, Non-Cyclical — 26.95%
18,087	10X Genomics Inc Class A(a)	693,456
101,514	Adaptive Biotechnologies Corp(a)	2,177,475
8,124	Alamar Biosciences Inc(a)	220,079
36,436	Alkermes PLC(a)	1,909,064
3,700	American Public Education Inc(a)	198,690
47,409	Arcutis Biotherapeutics Inc(a)	1,243,064
109,525	ARS Pharmaceuticals Inc(a)(b)	877,295
5,898	Axsome Therapeutics Inc(a)	1,443,653
3,982	Billiontoone Inc Class A(a)	477,760
51,417	BioLife Solutions Inc(a)	1,452,016
26,487	BioMarin Pharmaceutical Inc(a)	1,515,586
30,290	BrightSpring Health Services Inc(a)	2,112,425
6,797	Celcuity Inc(a)(b)	711,102
42,852	Celsius Holdings Inc(a)(b)	1,254,707
52,577	Ceribell Inc(a)	1,022,623
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,598	CG Oncology Inc(a)(b)	$ 255,638
5,437	Chefs' Warehouse Inc(a)	522,496
66,766	Cogent Biosciences Inc(a)	2,583,844
16,213	Cytokinetics Inc(a)	1,381,185
6,197	Dianthus Therapeutics Inc(a)	604,084
32,284	Edgewise Therapeutics Inc(a)	1,311,699
15,167	Enliven Therapeutics Inc(a)	769,725
9,632	Forte Biosciences Inc(a)(b)	204,680
22,421	HealthEquity Inc(a)	2,025,065
9,784	Herc Holdings Inc	1,402,439
12,770	iRhythm Holdings Inc(a)	1,518,991
10,250	Jade Biosciences Inc(a)	227,755
39,623	Kardigan Inc(a)	945,009
25,229	Kiniksa Pharmaceuticals International PLC(a)	1,613,395
7,449	Kymera Therapeutics Inc(a)	854,177
39,672	Legence Corp Class A(a)	3,381,244
13,321	Lincoln Educational Services Corp(a)	664,718
25,855	Mama's Creations Inc(a)	461,512
18,921	Mirum Pharmaceuticals Inc(a)	2,215,081
6,836	Nektar Therapeutics(a)	477,221
39,647	NewAmsterdam Pharma Co NV(a)	1,343,637
120,296	Ocular Therapeutix Inc(a)	1,181,307
4,303	Oruka Therapeutics Inc(a)	409,516
21,383	Performance Food Group Co(a)	2,390,406
5,538	Praxis Precision Medicines Inc(a)	1,854,067
59,296	Privia Health Group Inc(a)	1,525,686
40,940	PROCEPT BioRobotics Corp(a)	924,425
5,843	PTC Therapeutics Inc(a)	476,613
18,784	Relay Therapeutics Inc(a)	351,449
14,790	Repligen Corp(a)	2,017,948
22,139	Scholar Rock Holding Corp(a)	1,217,645
4,852	Sezzle Inc(a)	832,749
67,025	SI-BONE Inc(a)	1,093,848
74,509	Stevanato Group Spa	1,346,378
15,729	Structure Therapeutics Inc ADR(a)	844,175
6,766	Tarsus Pharmaceuticals Inc(a)	425,852
2,971	Transcat Inc(a)	275,620
10,769	TransMedics Group Inc(a)	715,277
72,335	Trevi Therapeutics Inc(a)	1,349,048
26,023	Twist Bioscience Corp(a)	2,677,246
5,602	Tyra Biosciences Inc(a)(b)	178,928
11,115	Universal Technical Institute Inc(a)	475,389
43,707	Valvoline Inc(a)	1,728,175
29,266	Vericel Corp(a)	1,302,044
7,288	Vita Coco Co Inc(a)	482,028
4,541	Willdan Group Inc(a)	359,193
26,732	Xenon Pharmaceuticals Inc(a)	1,613,543
		70,121,145
Energy — 3.42%
45,695	BKV Corp(a)	1,250,215
73,066	Flowco Holdings Inc Class A	1,559,228

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
25,244	Matador Resources Co	$ 1,256,646
18,232	Solaris Energy Infrastructure Inc	1,466,947
50,632	TechnipFMC PLC	3,356,902
		8,889,938
Financial — 9.12%
9,138	Cipher Digital Inc(a)	223,881
22,016	Coastal Financial Corp(a)	1,706,460
6,342	Dave Inc(a)	2,362,966
35,088	Essent Group Ltd	2,255,457
5,885	Evercore Inc Class A	2,009,374
38,064	Glacier Bancorp Inc(b)	1,963,341
6,493	Marex Group PLC	395,748
10,243	Miami International Holdings Inc(a)	380,630
15,162	Neptune Insurance Holdings Inc Class A(a)	477,603
10,948	Palomar Holdings Inc(a)	1,383,718
2,311	Piper Sandler Cos	167,178
28,477	Ryan Specialty Holdings Inc(b)	1,075,292
25,115	Skyward Specialty Insurance Group Inc(a)	1,465,460
33,783	Stifel Financial Corp	2,357,040
3,695	StoneX Group Inc(a)	437,857
35,973	Terawulf Inc(a)(b)	888,533
28,112	Triumph Financial Inc(a)	2,145,227
27,864	Virtu Financial Inc Class A	1,659,858
23,031	WisdomTree Inc	390,145
		23,745,768
Industrial — 25.81%
19,820	AAON Inc	2,514,365
16,826	AAR Corp(a)	2,404,940
8,893	Advanced Energy Industries Inc	3,315,933
11,707	Applied Aerospace & Defense Inc(a)	266,686
3,705	Applied Optoelectronics Inc(a)	548,933
644	Argan Inc	514,266
17,955	Astronics Corp(a)	1,459,023
3,842	Astronics Corp Class B(a)	291,992
2,309	Bel Fuse Inc Class B	768,989
19,000	Boise Cascade Co	1,474,970
12,877	Cardinal Infrastructure Group Inc Class A(a)(b)	1,213,013
31,952	CECO Environmental Corp(a)	2,899,325
17,724	Construction Partners Inc Class A(a)	2,105,079
5,496	CSW Industrials Inc	1,529,537
4,439	Dycom Industries Inc(a)	2,244,314
8,644	ESCO Technologies Inc	3,025,746
248,564	Evolv Technologies Holdings Inc(a)	1,441,671
21,076	Flowserve Corp	1,562,996
7,000	FTAI Aviation Ltd	1,893,710
6,462	Generac Holdings Inc(a)	1,892,138
373	Hawkeye 360 Inc(a)(b)	7,542
Shares		Fair Value
Industrial — (continued)
17,556	Itron Inc(a)	$ 1,519,121
13,694	JBT Marel Corp	1,985,630
17,254	Kirby Corp(a)	2,346,026
23,031	Knight-Swift Transportation Holdings Inc	1,793,424
27,318	Kratos Defense & Security Solutions Inc(a)	1,362,076
3,864	Littelfuse Inc	1,759,395
7,013	Mayville Engineering Co Inc(a)	262,707
28,425	Mercury Systems Inc(a)	3,477,230
81,520	Mirion Technologies Inc(a)	1,461,654
9,927	Modine Manufacturing Co(a)	2,650,708
6,800	MYR Group Inc(a)	3,402,720
3,648	nLight Inc(a)	253,974
20,452	Ondas Inc(a)(b)	168,525
7,065	Regal Rexnord Corp	1,682,812
4,275	Sanmina Corp(a)	1,081,917
14,100	SPX Technologies Inc(a)	3,456,897
44,438	StandardAero Inc(a)	1,329,141
921	Standex International Corp	329,414
484	Sterling Infrastructure Inc(a)	406,250
7,004	TAT Technologies Ltd(a)(b)	337,803
11,805	Unusual Machines Inc(a)(b)	263,252
7,791	Xometry Inc Class A(a)	751,987
7,144	York Space Systems Inc(a)(b)	175,885
30,508	Zurn Elkay Water Solutions Corp	1,541,569
		67,175,285
Technology — 16.91%
11,305	Aehr Test Systems(a)	1,085,958
21,333	Agilysys Inc(a)(b)	2,229,299
32,779	Allegro MicroSystems Inc(a)(b)	2,282,074
5,466	Ambiq Micro Inc(a)	482,648
110,628	AvePoint Inc(a)	1,240,140
46,204	Braze Inc Class A(a)	1,002,165
40,928	Chime Financial Inc Class A(a)	838,205
20,009	Descartes Systems Group Inc(a)	1,385,423
19,534	DigitalOcean Holdings Inc(a)	3,067,424
22,393	Everpure Inc Class A(a)	1,764,345
16,398	Fastly Inc Class A(a)	301,067
15,452	FormFactor Inc(a)	2,471,238
9,063	HeartFlow Inc(a)	265,908
8,716	Hinge Health Inc Class A(a)(b)	723,428
3,613	Innodata Inc(a)	273,071
35,221	JFrog Ltd(a)	3,200,884
4,685	Liftoff Mobile Inc(a)	112,534
9,171	MACOM Technology Solutions Holdings Inc(a)	3,488,373
34,059	Navan Inc Class A(a)(b)	778,929
29,673	Navitas Semiconductor Corp(a)(b)	531,740
22,843	nCino Inc(a)	373,483
30,053	Nutanix Inc Class A(a)	1,531,501
9,430	Ouster Inc(a)	589,564
28,290	Procore Technologies Inc(a)	1,149,140
9,859	PTC Inc(a)	1,120,081

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
16,044	Quantinuum Inc Class A(a)(b)	$ 1,311,437
5,014	Red Violet Inc(a)	319,492
11,213	Semtech Corp(a)	1,814,824
57,018	SentinelOne Inc Class A(a)	967,595
16,189	Synaptics Inc(a)	2,011,160
45,467	Varonis Systems Inc(a)	1,907,795
1,462	Vishay Precision Group Inc(a)	219,168
72,281	Waystar Holding Corp(a)(b)	1,483,929
85,694	Zeta Global Holdings Corp Class A(a)	1,686,458
		44,010,480
TOTAL COMMON STOCK — 96.98% (Cost $200,095,099)		$252,379,301
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,936,923	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	9,936,923
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.82% (Cost $9,936,923)		$9,936,923
TOTAL INVESTMENTS — 100.80% (Cost $210,032,022)		$262,316,224
OTHER ASSETS & LIABILITIES, NET — (0.80)%		$(2,083,682)
TOTAL NET ASSETS — 100.00%		$260,232,542
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.94%
30,629	Arcosa Inc	$ 4,450,087
22,900	Axalta Coating Systems Ltd(a)	783,638
3,100	Cabot Corp	281,542
319,420	Ecovyst Inc(a)	3,976,779
12,705	Hawkins Inc	1,805,381
13,500	HB Fuller Co	786,915
57,700	Huntsman Corp	612,774
8,300	Innospec Inc	675,537
4,800	Kaiser Aluminum Corp	939,024
30,800	Olin Corp	610,456
39,927	Solstice Advanced Materials Inc	3,537,532
9,300	Sylvamo Corp	351,540
		18,811,205
Communications — 1.11%
118,795	Array Digital Infrastructure Inc	4,307,507
9,500	Aviat Networks Inc(a)	210,900
10,000	ePlus Inc	832,300
112,200	National CineMedia Inc	426,360
90,100	Stagwell Inc(a)	669,443
43,700	WPP PLC Sponsored ADR(b)	676,913
		7,123,423
Consumer, Cyclical — 16.19%
5,400	Abercrombie & Fitch Co Class A(a)	486,054
3,800	Academy Sports & Outdoors Inc	179,094
50,300	Accel Entertainment Inc(a)	634,283
36,200	Adient PLC(a)	665,356
81,300	Arhaus Inc	684,546
2,000	Asbury Automotive Group Inc(a)	402,160
76,720	Atlanta Braves Holdings Inc Class C(a)	3,981,768
4,000	AutoNation Inc(a)	743,160
24,000	Bath & Body Works Inc	555,120
81,626	Blue Bird Corp(a)	6,445,189
15,653	Boot Barn Holdings Inc(a)	2,571,318
4,500	Boyd Gaming Corp	397,485
65,900	Brightstar Lottery PLC	706,448
10,500	Brunswick Corp	884,520
5,700	Carter's Inc	234,612
9,100	Central Garden & Pet Co(a)	403,494
4,400	Century Communities Inc	315,304
52,789	Churchill Downs Inc	4,732,006
7,800	Columbia Sportswear Co	482,196
33,845	Crocs Inc(a)	4,083,061
110,328	Dana Inc	3,002,025
11,200	Dolby Laboratories Inc Class A	588,896
24,387	Dorman Products Inc(a)	3,327,606
9,100	Douglas Dynamics Inc	490,945
19,400	El Pollo Loco Holdings Inc(a)	329,024
24,600	Fox Factory Holding Corp(a)	416,847
17,100	G-III Apparel Group Ltd	576,441
308,138	Garrett Motion Inc	11,163,840
Shares		Fair Value
Consumer, Cyclical — (continued)
30,300	Gentex Corp	$ 765,681
14,475	Global Industrial Co	484,334
2,900	Green Brick Partners Inc(a)	232,116
1,720	Group 1 Automotive Inc	500,812
25,500	Harley-Davidson Inc	623,730
17,800	Haverty Furniture Cos Inc	454,434
16,600	Hilton Grand Vacations Inc(a)	869,342
18,800	JAKKS Pacific Inc	437,664
3,400	KB Home	212,806
52,756	Kontoor Brands Inc	4,396,685
58,215	La-Z-Boy Inc	2,335,586
5,600	Lear Corp	750,736
11,200	Legacy Housing Corp(a)	294,224
38,100	Leggett & Platt Inc	446,151
182,993	Levi Strauss & Co Class A	4,543,716
1,600	M/I Homes Inc(a)	257,264
15,800	Macy's Inc	372,090
8,200	Marriott Vacations Worldwide Corp	835,416
27,800	Mattel Inc(a)	385,864
27,900	Methode Electronics Inc	529,263
6,300	Miller Industries Inc(b)	322,245
23,800	MillerKnoll Inc	486,948
2,000	Monarch Casino & Resort Inc	263,220
6,700	MSC Industrial Direct Co Inc Class A	796,965
25,200	OneWater Marine Inc Class A(a)(b)	284,004
10,700	Oxford Industries Inc	373,109
3,000	PC Connection Inc	218,970
7,100	Polaris Inc	485,924
42,000	Portillo’s Inc Class A(a)(b)	199,080
52,207	Pursuit Attractions & Hospitality Inc(a)	2,922,026
2,900	PVH Corp	215,354
116,821	Resideo Technologies Inc(a)	3,633,133
52,051	Rush Enterprises Inc Class A	3,798,942
11,900	ScanSource Inc(a)	619,871
9,800	Sonic Automotive Inc Class A	830,942
11,900	Steven Madden Ltd	500,990
10,800	Thor Industries Inc(b)	811,728
24,000	Titan Machinery Inc(a)	506,880
10,400	Travel + Leisure Co	794,872
1,400	UniFirst Corp	370,244
8,600	United Parks & Resorts Inc(a)	410,564
5,500	Vail Resorts Inc(b)	748,825
19,000	Versigent PLC(a)	798,190
7,400	Visteon Corp	734,154
24,523	VSE Corp	5,603,505
103,200	Wendy's Co(b)	855,528
27,800	Winnebago Industries Inc	868,472
116,784	YETI Holdings Inc(a)	5,787,815
		103,453,212
Consumer, Non-Cyclical — 14.62%
15,000	ABM Industries Inc	663,600
15,800	Acadia Healthcare Co Inc(a)	466,574
45,680	ANI Pharmaceuticals Inc(a)	3,781,390

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,000	Ardent Health Inc(a)	$ 236,160
15,700	Astrana Health Inc(a)	728,637
365,827	Avantor Inc(a)	3,621,687
89,700	B&G Foods Inc(b)	357,006
90,400	BellRing Brands Inc(a)	1,169,776
29,739	Boyd Group Inc	2,813,904
8,000	Brink's Co	755,920
5,400	Cass Information Systems Inc	277,128
107,136	CBIZ Inc(a)	3,436,923
90,871	Collegium Pharmaceutical Inc(a)	3,289,530
53,234	Colliers International Group Inc	4,992,817
229,859	Concentra Group Holdings Parent Inc	6,838,305
22,000	CONMED Corp	720,060
17,400	Custom Truck One Source Inc(a)	205,494
22,100	Edgewell Personal Care Co	593,606
11,400	Ennis Inc	242,250
11,000	Euronet Worldwide Inc(a)	805,090
84,000	Flowers Foods Inc	663,600
24,800	Forrester Research Inc(a)	208,568
70,100	Grocery Outlet Holding Corp(a)	699,598
17,600	H&R Block Inc	670,208
22,400	Healthcare Services Group Inc(a)(b)	550,144
16,900	Helen of Troy Ltd(a)	491,283
14,200	Herbalife Ltd(a)	186,730
34,472	Herc Holdings Inc	4,941,217
40,400	Inmode Ltd(a)	590,648
14,600	Insperity Inc	603,126
8,200	Interparfums Inc(b)	917,252
7,400	John B Sanfilippo & Son Inc	636,326
61,986	John Wiley & Sons Inc Class A	3,006,941
15,000	Kforce Inc	703,800
48,519	Korn Ferry	3,230,395
19,500	Lamb Weston Holdings Inc	842,010
40,257	Lantheus Holdings Inc(a)	4,466,112
6,700	Laureate Education Inc(a)	243,344
9,900	LivaNova PLC(a)	814,077
13,800	ManpowerGroup Inc	466,026
4,500	Molina Healthcare Inc(a)	1,029,150
13,956	Morningstar Inc	2,177,415
3,700	Nathan's Famous Inc	375,920
289,836	NPK International Inc(a)	4,611,291
10,600	NRC Health	228,642
163,907	Option Care Health Inc(a)	3,437,130
45,200	Organon & Co	612,008
91,030	Pennant Group Inc(a)	3,363,558
32,403	Post Holdings Inc(a)(b)	2,859,889
12,900	Prestige Consumer Healthcare Inc(a)	609,783
49,700	Resources Connection Inc(b)	211,225
35,200	Reynolds Consumer Products Inc(b)	945,120
31,700	Robert Half Inc	973,190
32,200	Sarepta Therapeutics Inc(a)	578,634
55,100	SIGA Technologies Inc	200,564
72,600	Simply Good Foods Co(a)	964,128
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
78,056	Supernus Pharmaceuticals Inc(a)	$ 3,630,385
74,600	TrueBlue Inc(a)	519,962
47,400	Upbound Group Inc	1,005,828
4,300	Utah Medical Products Inc	296,614
27,598	WEX Inc(a)	3,893,802
		93,451,500
Energy — 7.91%
131,368	Baytex Energy Corp	525,472
81,118	California Resources Corp	4,288,709
12,500	Core Laboratories Inc	145,625
74,887	Crescent Energy Co Class A(b)	735,390
11,200	CVR Energy Inc	308,448
18,200	Delek US Holdings Inc	924,742
29,100	DNOW Inc(a)	377,427
16,800	Excelerate Energy Inc Class A	638,232
43,900	Expro Group Holdings NV(a)	648,403
59,500	Helix Energy Solutions Group Inc(a)	520,030
26,200	Innovex International Inc(a)	649,760
16,200	Kinetik Holdings Inc	783,108
107,829	Kodiak Gas Services Inc	8,101,193
248,600	Kosmos Energy Ltd(a)	524,546
26,000	Murphy Oil Corp	846,560
9,700	National Energy Services Reunited Corp(a)	290,321
116,400	NextDecade Corp(a)(b)	877,656
7,900	Noble Corp PLC	294,670
25,300	Northern Oil & Gas Inc(b)	459,195
39,200	NOV Inc	727,160
61,155	Oceaneering International Inc(a)	2,478,001
60,600	Oil States International Inc(a)	485,406
63,280	Ovintiv Inc	3,331,692
11,500	Par Pacific Holdings Inc(a)	644,920
15,200	PBF Energy Inc Class A	691,904
57,400	ProFrac Holding Corp Class A(a)	333,494
50,300	ProPetro Holding Corp(a)	721,302
16,600	REX American Resources Corp(a)	749,490
86,000	RPC Inc(b)	501,380
25,600	Select Water Solutions Inc	511,488
29,100	SM Energy Co	759,510
50,100	Talos Energy Inc(a)	646,791
2,500	Tidewater Inc(a)	166,575
138,200	VAALCO Energy Inc	702,056
4,600	Valaris Ltd(a)	333,960
89,645	Viper Energy Inc Class A	3,800,948
147,824	WaterBridge Infrastructure LLC Class A(b)	5,065,928
36,903	Weatherford International PLC	3,007,594
105,679	WhiteHawk Minerals Corp Class A(a)	2,939,990
		50,539,076

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — 26.54%
8,300	1st Source Corp	$ 677,114
11,604	Affiliated Managers Group Inc	3,926,794
37,024	Agree Realty Corp REIT(b)	2,804,198
29,900	Amerant Bancorp Inc	763,048
24,300	American Assets Trust Inc REIT	599,967
41,587	American Healthcare Inc REIT(b)	2,168,762
77,408	Ameris Bancorp	6,986,846
39,500	Apollo Commercial Real Estate Finance Inc REIT	421,860
85,900	Ares Commercial Real Estate Corp REIT(b)	386,550
10,100	Arrow Financial Corp	413,999
30,200	Associated Banc-Corp	929,254
4,500	Assured Guaranty Ltd	360,720
23,378	Banc of California Inc	477,613
40,528	Bancorp Inc(a)	2,538,674
16,200	Bank of Marin Bancorp	448,740
5,300	Bank7 Corp	259,435
17,000	BankUnited Inc	823,650
7,000	BayCom Corp	230,300
25,656	Beacon Financial Corp	781,225
7,600	Bread Financial Holdings Inc	823,460
11,000	Bridgewater Bancshares Inc(a)	231,440
74,900	BrightSpire Capital Inc REIT	408,205
6,600	Burke & Herbert Financial Services Corp	474,276
12,200	Camden National Corp	661,484
6,800	Capital Bancorp Inc	238,816
105,400	Capitol Federal Financial Inc	896,954
9,500	Carter Bankshares Inc	323,095
13,200	Cathay General Bancorp	818,268
11,700	Central Pacific Financial Corp	446,940
12,880	Chiron Real Estate Inc REIT	483,258
15,600	ChoiceOne Financial Services Inc(b)	530,400
14,600	Civista Bancshares Inc	412,012
129,600	Claros Mortgage Trust Inc REIT(a)	304,560
20,300	CNB Financial Corp	684,313
15,300	CNO Financial Group Inc	779,994
7,000	Community Trust Bancorp Inc	506,520
19,100	Community West Bancshares	513,026
23,945	ConnectOne Bancorp Inc	800,721
98,646	Curbline Properties Corp REIT	2,998,838
40,005	CVB Financial Corp	902,113
31,800	DiamondRock Hospitality Co REIT	387,324
22,800	Dime Commercial Bancshares Inc	926,820
57,900	Douglas Emmett Inc REIT(b)	683,220
30,700	Eagle Bancorp Inc	871,573
73,400	Empire State Realty Trust Inc Class A REIT	397,094
10,900	Employers Holdings Inc	550,232
18,400	Enact Holdings Inc	841,064
13,900	Enterprise Financial Services Corp	915,732
12,900	Essent Group Ltd	829,212
Shares		Fair Value
Financial — (continued)
24,600	F&G Annuities & Life Inc	$ 654,114
34,790	Farmers National Banc Corp	507,934
73,406	FB Financial Corp	4,063,022
29,191	Federal Agricultural Mortgage Corp Class C	5,816,891
15,100	Federated Hermes Inc	833,822
10,400	Financial Institutions Inc	405,288
3,100	Finward Bancorp	114,018
140,072	First Busey Corp	4,132,124
114,423	First Financial Bancorp	3,870,930
6,100	First Financial Corp	472,383
31,200	First Hawaiian Inc	914,160
11,200	First Internet Bancorp	311,360
20,196	First Merchants Corp	882,363
10,900	First Mid Bancshares Inc	524,181
7,300	First Western Financial Inc(a)	234,403
21,124	FirstService Corp	3,001,932
22,566	Firstsun Capital Bancorp(a)	875,109
8,700	Five Star Bancorp	423,603
53,000	Flagstar Bank NA	791,820
110,650	Granite Point Mortgage Trust Inc REIT	165,975
9,000	Great Southern Bancorp Inc	705,690
28,900	Hanmi Financial Corp	936,360
3,200	Hanover Insurance Group Inc	685,184
17,000	Heritage Financial Corp	503,540
21,300	Hilltop Holdings Inc	826,014
2,700	Hingham Institution For Savings(b)	829,305
6,200	Home Bancorp Inc(b)	424,824
163,042	Home BancShares Inc	4,654,849
68,400	Hope Bancorp Inc	935,712
13,300	Horace Mann Educators Corp	686,945
15,600	Independent Bank Corp	696,112
17,480	International Money Express Inc(a)	252,586
68,800	Kearny Financial Corp(b)	650,848
25,000	Kemper Corp	674,000
15,900	Lincoln National Corp	562,065
17,300	Live Oak Bancshares Inc	706,532
68,916	Marex Group PLC	4,200,430
37,334	McGrath RentCorp	4,518,534
11,200	Mercantile Bank Corp	643,104
17,800	Merchants Bancorp	890,000
7,200	MGIC Investment Corp	203,040
6,200	Mid Penn Bancorp Inc	216,008
29,500	Midland States Bancorp Inc	918,630
4,200	MVB Financial Corp	121,842
98,900	Navient Corp	841,639
27,100	NB Bancorp Inc	572,623
20,100	NMI Holdings Inc(a)	825,909
4,707	Northeast Bank	623,819
4,800	Northeast Community Bancorp Inc	133,152
17,200	Northfield Bancorp Inc	253,356
46,000	Northpointe Bancshares Inc	882,280
65,030	OceanFirst Financial Corp	1,270,036
5,300	Origin Bancorp Inc	271,095

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
53,300	Park Hotels & Resorts Inc REIT(b)	$ 759,525
11,100	Peapack-Gladstone Financial Corp	525,363
31,300	Pebblebrook Hotel Trust REIT	607,533
17,600	Peoples Bancorp Inc	676,016
2,100	Peoples Financial Services	139,377
120,164	Perella Weinberg Partners	1,917,817
47,754	Popular Inc	7,840,252
8,340	Preferred Bank	886,208
63,085	Prosperity Bancshares Inc(b)	4,607,098
36,603	Provident Financial Services Inc	865,295
22,600	Radian Group Inc	851,342
9,500	RBB Bancorp	260,442
107,106	Ryan Specialty Holdings Inc(b)	4,044,323
10,700	S&T Bancorp Inc	525,156
44,073	ServisFirst Bancshares Inc	3,823,333
13,100	Seven Hills Realty Trust REIT(b)	110,433
19,451	Shore Bancshares Inc	446,400
7,400	Sierra Bancorp	301,624
26,700	Simmons First National Corp Class A	604,755
80,018	Skyward Specialty Insurance Group Inc(a)	4,669,050
39,200	SLM Corp(b)	1,016,848
8,000	Southern First Bancshares Inc(a)	488,800
8,900	Southern Missouri Bancorp Inc	678,269
14,200	Southside Bancshares Inc	499,698
55,219	SouthState Bank Corp	5,516,378
10,200	Stewart Information Services Corp	673,404
59,797	Stifel Financial Corp	4,172,037
6,400	Towne Bank(b)	231,936
4,000	TriCo Bancshares	215,400
14,900	TrustCo Bank Corp	818,159
6,700	United Community Banks Inc	235,103
14,000	Univest Financial Corp	612,500
47,200	Valley National Bancorp	691,480
6,200	Virtu Financial Inc Class A	369,334
5,880	Virtus Investment Partners Inc	843,780
20,900	Vornado Realty Trust REIT	821,370
6,500	Voya Financial Inc	588,445
23,840	WaFd Inc	914,741
7,500	Walker & Dunlop Inc	410,250
17,300	Washington Trust Bancorp Inc(b)	631,104
22,906	Western Alliance Bancorp	1,882,873
380	White Mountains Insurance Group Ltd	787,888
26,732	Wintrust Financial Corp	4,296,367
		169,608,714
Industrial — 18.12%
253,578	Aebi Schmidt Holding AG	3,182,404
8,300	Albany International Corp Class A	618,350
Shares		Fair Value
Industrial — (continued)
11,600	Apogee Enterprises Inc	$ 530,584
2,800	Arrow Electronics Inc(a)	597,548
8,100	Atkore Inc	615,924
83,899	Atmus Filtration Technologies Inc	4,278,010
9,600	Avnet Inc	852,672
25,719	Bel Fuse Inc Class B	8,565,456
9,800	Cactus Inc Class A	502,054
56,036	CECO Environmental Corp(a)	5,084,707
53,600	Columbus McKinnon Corp	810,968
20,400	Energizer Holdings Inc(b)	437,376
78,979	Enerpac Tool Group Corp	2,832,187
14,600	Fluor Corp(a)	764,894
18,900	Fortune Brands Innovations Inc	1,037,610
25,818	GATX Corp	4,574,691
24,800	Graphic Packaging Holding Co(b)	262,136
16,900	Greenbrier Cos Inc	828,269
65,612	Griffon Corp	6,399,139
25,100	Ingram Micro Holding Corp	688,493
27,897	International Seaways Inc	2,136,631
7,500	Itron Inc(a)	648,975
110,000	Janus International Group Inc(a)	610,500
10,460	Kadant Inc	3,286,846
15,600	Kimball Electronics Inc(a)	399,360
54,654	Knife River Corp(a)	4,571,807
4,600	L B Foster Co Class A(a)	207,782
4,300	Landstar System Inc	889,283
5,200	Lindsay Corp	643,760
65,650	Masterbrand Inc(a)	675,538
24,840	Matson Inc	4,774,993
26,543	Moog Inc Class A	11,249,985
21,500	Myers Industries Inc	759,165
21,476	Powell Industries Inc	6,149,867
1,800	Sanmina Corp(a)	455,544
11,000	Schneider National Inc Class B	401,830
17,000	Sensata Technologies Holding PLC	811,580
12,700	Sonoco Products Co	715,645
28,896	TD SYNNEX Corp	7,725,057
6,500	Tennant Co	569,010
5,500	Timken Co	799,260
69,875	Trex Co Inc(a)	3,496,545
120,539	TriMas Corp	5,427,871
25,595	TTM Technologies Inc(a)	4,786,777
10,100	UFP Industries Inc	916,474
67,051	Vishay Intertechnology Inc	3,606,003
170,377	Vontier Corp	4,940,933
20,900	World Kinect Corp	688,446
		115,808,939
Technology — 6.70%
14,000	ACI Worldwide Inc(a)	704,060
13,000	Amdocs Ltd	657,020
170,171	Amentum Holdings Inc(a)	3,517,435
82,258	BILL Holdings Inc(a)	2,974,449
116,487	Crane NXT Co(b)	5,959,475

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
75,423	Donnelley Financial Solutions Inc(a)	$ 3,163,995
24,000	Everforth Inc(a)	428,880
25,300	Genpact Ltd	695,750
6,700	Ibotta Inc Class A(a)(b)	228,872
6,600	Insight Enterprises Inc(a)	803,880
9,700	Maximus Inc	521,472
111,400	N-able Inc(a)	408,838
5,800	Paycom Software Inc	728,944
65,946	PDF Solutions Inc(a)	4,668,317
16,300	Photronics Inc(a)	530,239
5,700	Science Applications International Corp	629,337
50,767	Ultra Clean Holdings Inc(a)	7,238,866
64,010	V2X Inc(a)	4,772,586
164,793	Waystar Holding Corp(a)	3,383,200
16,700	Workiva Inc(a)	810,117
		42,825,732
Utilities — 3.71%
7,000	Artesian Resources Corp Class A	237,930
93,065	Avista Corp	3,807,289
11,000	Black Hills Corp	818,400
9,800	H2O America(b)	595,546
153,637	MDU Resources Group Inc	3,258,641
35,170	National Fuel Gas Co	2,715,476
13,900	New Jersey Resources Corp	778,956
16,200	Northwest Natural Holding Co	794,772
6,800	Northwestern Energy Group Inc	487,016
Shares		Fair Value
Utilities — (continued)
6,500	ONE Gas Inc	$ 500,955
4,300	Otter Tail Corp	386,914
16,300	Portland General Electric Co	844,829
9,400	Spire Inc	734,046
8,214	Talen Energy Corp(a)	3,156,312
120,388	UGI Corp	4,158,201
8,000	Unitil Corp	421,520
		23,696,803
TOTAL COMMON STOCK — 97.84% (Cost $483,029,281)		$625,318,604
GOVERNMENT MONEY MARKET MUTUAL FUNDS
20,798,429	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	20,798,429
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.26% (Cost $20,798,429)		$20,798,429
TOTAL INVESTMENTS — 101.10% (Cost $503,827,710)		$646,117,033
OTHER ASSETS & LIABILITIES, NET — (1.10)%		$(6,999,963)
TOTAL NET ASSETS — 100.00%		$639,117,070

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,314,307,760	$262,316,224	$646,117,033
Cash	3,545,974	8,222,354	13,217,140
Cash pledged on futures contracts	1,285,847	-	-
Dividends receivable	1,003,254	15,160	638,415
Subscriptions receivable	527,713	286,236	626,994
Receivable for investments sold	1,515,486	2,121,329	-
Total Assets	1,322,186,034	272,961,303	660,599,582
LIABILITIES:
Payable for director fees	10,697	10,697	10,697
Payable for distribution fees	4,579	-	-
Payable for investments purchased	4,313,950	2,516,453	-
Payable for other accrued fees	98,665	37,492	51,201
Payable for shareholder services fees	336,802	1,903	27,665
Payable to investment adviser	193,582	180,468	399,545
Payable upon return of securities loaned	42,101,570	9,936,923	20,798,429
Redemptions payable	1,754,679	44,825	194,975
Variation margin on futures contracts	42,275	-	-
Total Liabilities	48,856,799	12,728,761	21,482,512
NET ASSETS	$1,273,329,235	$260,232,542	$639,117,070
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,977,921	$1,921,700	$6,796,430
Paid-in capital in excess of par	908,841,875	180,579,242	438,144,232
Undistributed/accumulated earnings	355,509,439	77,731,600	194,176,408
NET ASSETS	$1,273,329,235	$260,232,542	$639,117,070
NET ASSETS BY CLASS
Investor Class	$1,116,501,810	$6,252,363	$91,046,593
Class L	$23,922,286	N/A	N/A
Institutional Class	$132,905,139	$253,980,179	$548,070,477
CAPITAL STOCK:
Authorized
Investor Class	340,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	200,000,000	160,000,000	350,000,000
Issued and Outstanding
Investor Class	69,988,197	480,045	1,881,089
Class L	970,239	N/A	N/A
Institutional Class	18,820,778	18,736,952	66,083,209
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.95	$13.02	$48.40
Class L	$24.66	N/A	N/A
Institutional Class	$7.06	$13.56	$8.29
(a) Cost of investments	$1,054,800,124	$210,032,022	$503,827,710
(b) Including fair value of securities on loan	$40,910,908	$9,683,694	$20,287,459
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$43,600	$36,699	$24,590
Dividends	9,299,510	358,650	8,092,786
Foreign withholding tax	(9,953)	(1,647)	(17,306)
Total Income	9,333,157	393,702	8,100,070
EXPENSES:
Management fees	1,063,454	1,109,054	2,293,873
Shareholder services fees – Investor Class	1,769,328	10,822	146,126
Shareholder services fees – Class L	39,452	-	-
Audit and tax fees	18,380	17,944	17,926
Custodian fees	10,642	11,304	14,671
Directors fees	23,339	23,339	23,339
Distribution fees – Class L	28,031	-	-
Legal fees	6,204	6,204	6,204
Pricing fees	1,086	291	649
Registration fees	40,219	43,194	36,829
Shareholder report fees	47,090	187	196
Transfer agent fees	9,648	4,990	5,626
Other fees	19,943	19,655	19,540
Total Expenses	3,076,816	1,246,984	2,564,979
Less amount waived by investment adviser	16,843	110,764	24,181
Net Expenses	3,059,973	1,136,220	2,540,798
NET INVESTMENT INCOME (LOSS)	6,273,184	(742,518)	5,559,272
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	66,589,472	23,220,934	50,841,527
Net realized gain on futures contracts	967,929	-	-
Net Realized Gain	67,557,401	23,220,934	50,841,527
Net change in unrealized appreciation on investments	176,204,267	20,170,546	62,886,468
Net change in unrealized appreciation on futures contracts	523,454	-	-
Net Change in Unrealized Appreciation	176,727,721	20,170,546	62,886,468
Net Realized and Unrealized Gain	244,285,122	43,391,480	113,727,995
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$250,558,306	$42,648,962	$119,287,267
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower S&P Small Cap 600® Index Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$6,273,184	$13,280,115
Net realized gain	67,557,401	92,974,569
Net change in unrealized appreciation (depreciation)	176,727,721	(48,754,382)
Net Increase in Net Assets Resulting from Operations	250,558,306	57,500,302
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(66,772,469)
Class L	-	(973,088)
Institutional Class	-	(22,891,081)
From Net Investment Income and Net Realized Gains	0	(90,636,638)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	81,413,771	332,035,618
Class L	2,021,587	5,564,961
Institutional Class	9,780,235	40,334,334
Shares issued in reinvestment of distributions
Investor Class	-	66,772,469
Class L	-	973,088
Institutional Class	-	22,891,081
Shares redeemed
Investor Class	(139,330,845)	(197,451,444)
Class L	(5,049,785)	(10,057,587)
Institutional Class	(37,054,564)	(299,819,997)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(88,219,601)	(38,757,477)
Total Increase (Decrease) in Net Assets	162,338,705	(71,893,813)
NET ASSETS:
Beginning of period	1,110,990,530	1,182,884,343
End of period	$1,273,329,235	$1,110,990,530
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,751,180	26,233,498
Class L	92,048	289,734
Institutional Class	1,556,214	6,581,928
Shares issued in reinvestment of distributions
Investor Class	-	5,054,938
Class L	-	47,792
Institutional Class	-	3,843,135
Shares redeemed
Investor Class	(9,806,853)	(15,324,595)
Class L	(230,270)	(513,885)
Institutional Class	(6,006,913)	(48,541,255)
Net Decrease	(8,644,594)	(22,328,710)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Small Cap Growth Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment loss	$(742,518)	$(733,163)
Net realized gain	23,220,934	15,322,130
Net change in unrealized appreciation	20,170,546	12,898,634
Net Increase in Net Assets Resulting from Operations	42,648,962	27,487,601
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(307,449)
Institutional Class	-	(11,926,557)
From Net Investment Income and Net Realized Gains	0	(12,234,006)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	426,673	1,898,956
Institutional Class	18,012,338	152,477,551
Shares issued in reinvestment of distributions
Investor Class	-	307,449
Institutional Class	-	11,926,557
Shares redeemed
Investor Class	(1,668,129)	(2,651,139)
Institutional Class	(82,688,257)	(35,513,505)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(65,917,375)	128,445,869
Total Increase (Decrease) in Net Assets	(23,268,413)	143,699,464
NET ASSETS:
Beginning of period	283,500,955	139,801,491
End of period	$260,232,542	$283,500,955
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	38,063	199,121
Institutional Class	1,511,125	14,437,355
Shares issued in reinvestment of distributions
Investor Class	-	27,794
Institutional Class	-	1,038,026
Shares redeemed
Investor Class	(151,357)	(251,905)
Institutional Class	(7,206,180)	(3,219,406)
Net Increase (Decrease)	(5,808,349)	12,230,985
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Small Cap Value Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$5,559,272	$7,578,736
Net realized gain	50,841,527	5,916,467
Net change in unrealized appreciation	62,886,468	14,000,400
Net Increase in Net Assets Resulting from Operations	119,287,267	27,495,603
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(362,226)
Institutional Class	-	(22,109,939)
From Net Investment Income and Net Realized Gains	0	(22,472,165)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,526,332	29,456,329
Institutional Class	42,004,403	210,839,587
Shares issued in reinvestment of distributions
Investor Class	-	362,226
Institutional Class	-	22,109,939
Shares redeemed
Investor Class	(18,799,426)	(25,754,671)
Institutional Class	(162,190,001)	(88,380,898)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(124,458,692)	148,632,512
Total Increase (Decrease) in Net Assets	(5,171,425)	153,655,950
NET ASSETS:
Beginning of period	644,288,495	490,632,545
End of period	$639,117,070	$644,288,495
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	327,459	767,732
Institutional Class	5,619,465	31,482,400
Shares issued in reinvestment of distributions
Investor Class	-	8,963
Institutional Class	-	3,176,132
Shares redeemed
Investor Class	(430,093)	(683,017)
Institutional Class	(22,515,737)	(13,267,687)
Net Increase (Decrease)	(16,998,906)	21,484,523
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2026 (Unaudited)	$12.91	0.07	2.97	3.04	-	-	-	$15.95	23.55% (d)
12/31/2025	$13.14	0.16	0.58	0.74	(0.30)	(0.67)	(0.97)	$12.91	5.55%
12/31/2024	$12.71	0.17	0.85	1.02	(0.10)	(0.49)	(0.59)	$13.14	7.94%
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
Class L
06/30/2026 (Unaudited)	$19.98	0.09	4.59	4.68	-	-	-	$24.66	23.42% (d)
12/31/2025	$19.81	0.18	0.87	1.05	(0.21)	(0.67)	(0.88)	$19.98	5.17%
12/31/2024	$18.87	0.19	1.25	1.44	(0.01)	(0.49)	(0.50)	$19.81	7.71%
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
Institutional Class
06/30/2026 (Unaudited)	$5.71	0.04	1.31	1.35	-	-	-	$7.06	23.64% (d)
12/31/2025	$6.43	0.09	0.30	0.39	(0.44)	(0.67)	(1.11)	$5.71	5.83%
12/31/2024	$6.53	0.11	0.44	0.55	(0.16)	(0.49)	(0.65)	$6.43	8.54%
12/31/2023	$6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$6.53	15.70%
12/31/2022	$8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$6.08	(16.21%)
12/31/2021	$7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$8.26	26.40%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2026 (Unaudited)	$1,116,502	0.56%(f)	0.56%(f)	1.04%(f)	14%(d)
12/31/2025	$956,057	0.57%	0.56%	1.21%	34%
12/31/2024	$762,951	0.57%	0.56%	1.27%	27%
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
Class L
06/30/2026 (Unaudited)	$23,922	0.96%(f)	0.81%(f)	0.78%(f)	14%(d)
12/31/2025	$22,148	0.91%	0.81%	0.94%	34%
12/31/2024	$25,446	0.90%	0.81%	0.98%	27%
12/31/2023	$26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$2,609	0.97%	0.81%	0.62%	20%
Institutional Class
06/30/2026 (Unaudited)	$132,905	0.21%(f)	0.21%(f)	1.38%(f)	14%(d)
12/31/2025	$132,786	0.22%	0.21%	1.48%	34%
12/31/2024	$394,487	0.20%	0.20%	1.62%	27%
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$10.91	(0.05)	2.16	2.11	—	—	—	$13.02	19.43% (d)
12/31/2025	$10.61	(0.07)	0.90	0.83	(0.04)	(0.49)	(0.53)	$10.91	7.81%
12/31/2024	$10.30	(0.08)	1.17	1.09	(0.05)	(0.73)	(0.78)	$10.61	10.49%
12/31/2023	$8.90	(0.07)	1.47	1.40	—	(0.00)(e)	(0.00) (e)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
Institutional Class
06/30/2026 (Unaudited)	$11.34	(0.03)	2.25	2.22	—	—	—	$13.56	19.58% (d)
12/31/2025	$10.94	(0.03)	0.94	0.91	(0.02)	(0.49)	(0.51)	$11.34	8.30%
12/31/2024	$10.61	(0.05)	1.21	1.16	(0.10)	(0.73)	(0.83)	$10.94	10.84%
12/31/2023	$9.14	(0.03)	1.50	1.47	—	(0.00)(e)	(0.00) (e)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$6,252	1.88% (g)	1.19% (g)	(0.90%) (g)	42% (d)
12/31/2025	$6,476	1.62%	1.19%	(0.69%)	70%
12/31/2024	$6,559	1.71%	1.19%	(0.75%)	55%
12/31/2023	$8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$7,720	1.60%	1.19%	(0.85%)	60%
Institutional Class
06/30/2026 (Unaudited)	$253,980	0.91% (g)	0.84% (g)	(0.55%) (g)	42% (d)
12/31/2025	$277,025	0.91%	0.84%	(0.32%)	70%
12/31/2024	$133,242	0.95%	0.84%	(0.40%)	55%
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2026 (Unaudited)	$39.82	0.31	8.27	8.58	—	—	—	$48.40	21.55% (d)
12/31/2025	$38.44	0.39	1.18	1.57	—	(0.19)	(0.19)	$39.82	4.08%
12/31/2024	$35.91	0.21	2.73	2.94	—	(0.41)	(0.41)	$38.44	8.21%
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
Institutional Class
06/30/2026 (Unaudited)	$6.81	0.07	1.41	1.48	—	—	—	$8.29	21.73% (d)
12/31/2025	$6.79	0.10	0.20	0.30	(0.09)	(0.19)	(0.28)	$6.81	4.37%
12/31/2024	$6.76	0.06	0.52	0.58	(0.14)	(0.41)	(0.55)	$6.79	8.65%
12/31/2023	$6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$6.76	18.19%
12/31/2022	$8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$6.58	(9.70%)
12/31/2021	$8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$8.40	31.17%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2026 (Unaudited)	$91,047	1.12% (f)	1.09% (f)	1.42% (f)	28% (d)
12/31/2025	$78,996	1.13%	1.09%	1.03%	46%
12/31/2024	$72,648	1.15%	1.09%	0.55%	42%
12/31/2023	$70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$74,488	1.12%	1.09%	0.41%	40%
Institutional Class
06/30/2026 (Unaudited)	$548,070	0.74% (f)	0.74% (f)	1.76% (f)	28% (d)
12/31/2025	$565,292	0.74%	0.74%	1.44%	46%
12/31/2024	$417,985	0.74%	0.74%	0.90%	42%
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s ("S&P") SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 30, 2026

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2026

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower S&P Small Cap 600® Index Fund	$1,070,811,606	$359,012,877	$(115,181,769)	$243,831,108
Empower Small Cap Growth Fund	213,099,594	63,363,326	(14,146,696)	49,216,630
Empower Small Cap Value Fund	509,151,335	166,869,873	(29,904,175)	136,965,698
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2026

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	53
Average notional long	$7,156,742
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower S&P Small Cap 600® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$334,954	$—	$—	$—	$334,954
	$—	$—	$334,954	$—	$—	$—	$334,954
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower S&P Small Cap 600® Index Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$967,929	$—	$—	$—	$967,929
Total	$—	$—	$967,929	$—	$—	$—	$967,929
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$523,454	$—	$—	$—	$523,454
Total	$—	$—	$523,454	$—	$—	$—	$523,454

Semi-Annual Report - June 30, 2026

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2026, the amounts subject to recoupment, if any, were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$74,765	$92,267	$113,388	$16,843	$0
Empower Small Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$149,900	$176,637	$171,452	$110,764	$0

Semi-Annual Report - June 30, 2026

Empower Small Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$113,843	$65,714	$44,990	$24,181	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Keyridge Asset Management Limited (“Keyridge”), an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$164,104,792	$244,491,286
Empower Small Cap Growth Fund	110,581,228	177,960,891
Empower Small Cap Value Fund	174,862,137	284,111,636
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2026

Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$40,910,908	$42,101,570
Empower Small Cap Growth Fund	9,683,694	9,936,923
Empower Small Cap Value Fund	20,287,459	20,798,429

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2026 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower S&P Small Cap 600® Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P Small Cap 600 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Keyridge Asset Management Limited (formerly, Irish Life Investment Managers Limited) (the “Sub-Adviser” or “Keyridge”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the

Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the ten-year period and with specific rankings in the 64th, 65th and 47th percentiles for the one-, three- and ten-year periods ended December 31, 2025, respectively. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, third and second quintiles, respectively, of its performance universe, with specific rankings in the 61st, 65th, and 58th percentiles for the one-, three- and five-year periods ended December 31, 2025, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for the Institutional Class was equal to its peer group median contractual management fee and the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio was lower than the median expense ratio of the peer group of funds for the Fund’s Investor Class, and for the Fund’s Institutional class, equaled its peer group median expense ratio, ranking in the second and third quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by Keyridge to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Small Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Small Cap Growth Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Peregrine Sub-Advisory Agreement”) by and among Empower Funds, ECM and Peregrine Capital Management, LLC (“Peregrine”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lord Abbett Sub-Advisory Agreement”) by and among Empower Funds, ECM and Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Peregrine Sub-Advisory Agreement and the Lord Abbett Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Peregrine and Lord Abbett. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower, whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2025, were in the third, fourth, third and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the five-year period ended December 31, 2025 and a specific performance universe ranking in the 55th, 67th, and 55th percentiles for the one-, three- and ten-year periods, respectively. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025, were in the third, fourth, second and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the five- and ten-year periods and a specific performance universe ranking in the 52nd and 64th percentiles for the one- and three-year periods, respectively. The Board also observed that each class of the Fund underperformed the Russell 2000 Growth Index (the “Growth Index”) for the one- and three-year periods ended December 31, 2025, and outperformed the Growth Index for the five- and ten-year periods December 31, 2025.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, although the Contractual Management Fee for the Investor Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Institutional Class was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each class of the Fund was below its respective peer group median, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lord Abbett regarding its standard fee schedule for institutional separate accounts in the micro-cap innovation growth equity strategy, as well as the fees charged by Lord Abbett for one other sub-advisory relationship with a retail mutual fund and for the Sub-Adviser’s own mutual fund, each managed in the same investment style as the Fund. The Board noted that Lord Abbett generally attributed certain differences in pricing to the servicing requirements unique to particular types of accounts and to client-specific considerations, such as projected asset levels at the time of negotiation. As to Peregrine, the Board noted the Sub-Adviser’s statement that its sub-advisory clients with similar objectives, policies and size are assessed the same fee schedule and that it believes the fees charged to ECM are competitive in the current market environment. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund. With respect to the Sub-Advisers, the Board took into account that Lord Abbett provided a profit margin range for all accounts within its micro-cap innovation growth equity strategy, including the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Peregrine Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the Peregrine sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Peregrine Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Lord Abbett’s statement that its role as a Sub-Adviser may provide reputational benefits and enhance the firm’s market position.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Small Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Small Cap Value Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Hotchkis & Wiley Capital Management, LLC (“HWCM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles” and together with HWCM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of HWCM and Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers.
Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2025. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025 were in the fourth, fourth, second and third quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the performance universe median for the five-year period for the Investor Class and for the five- and ten-year periods for the Fund’s Institutional Class. The Board also observed that the Fund underperformed the Russell 2000 Value Index for each period reviewed, other than for the five-year period ended December 31, 2025.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds, ranking in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) for the Investor Class and in the first quintile of its peer group for the Institutional Class.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Advisers to other clients with similar objectives and policies as the Fund, the Board received information from HWCM regarding its standard separate account fee schedule for the small cap diversified value strategy, as well as the fees charged by HWCM for its own retail mutual fund and other sub-advised registered funds managed in the same investment style as the Fund. For Loomis Sayles, the Board similarly received information regarding the fees charged by the

Sub-Adviser for its own retail mutual fund and its standard Form ADV fee schedule for its small cap value strategy. The Board assessed the foregoing information and, where applicable, noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as account servicing requirements, account size, market demand, historical relationship discounts and scope of overall relationship, and consideration of other assets under management in the case of certain funds sub-advised by HWCM and other client-specific circumstances. Also noted was the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the firm in this strategy. Taking into account the foregoing, the Board determined that the fees charged by the Sub-Advisers to other similar accounts and clients identified as comparable appeared to be competitive with the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each of the Sub-Advisers. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Sub-Advisers, the Board noted that Loomis Sayles reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board also noted that both sub-advisory fee schedules contained breakpoints that would reduce the relevant sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify.
In addition, the Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026